Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We do not time the granting of equity awards with any favorable or unfavorable news released by the Company. In addition, we do not take MNPI into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation. We do not maintain a formal policy with respect to the timing of our equity award grants. In the event MNPI were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety. We did not grant any stock options or stock appreciation rights in 2024.

Award Timing Method	We do not maintain a formal policy with respect to
the timing of our equity award grants. In the event MNPI were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety. We did not grant any stock options or stock appreciation rights in 2024.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the granting of equity awards with any favorable or unfavorable news released by the Company. In addition, we do not take MNPI into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false